Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
	2019	2018

Book Income (Loss)	1,236,710	(2,072,035)

Depreciation	(230)	125
Meals and entertainment	95	(1,060)
Non-deductible non-cash charges	(1,012,945)	1,924,670

Valuation Allowance	(223,630)	148,300

Income tax expense	$-	$-

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
NOL carryover	(1,947,750)	(1,811,705)
R & D credit	142,385	124,840
Depreciation	10,735	10,735

Deferred tax liabilities:		-

Less Valuation Allowance	1,794,630	1,676,130

Net deferred tax asset	$-	$-